Fair Values of Financial Instruments and Interest Rate Risk - Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	$ 100,280	$ 91,638
Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	21,286	19,576
Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value	78,994	72,062
Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Total assets at fair value
Fair Value on a Nonrecurring Basis [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans	5,903	8,640
Loans held for sale	1,139	5,373
Other real estate owned	3,533	5,596
Total assets at fair value	10,575	19,609
Total liabilities at fair value
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans
Loans held for sale
Other real estate owned
Total assets at fair value
Total liabilities at fair value
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans
Loans held for sale	1,139	5,373
Other real estate owned
Total assets at fair value	1,139	5,373
Total liabilities at fair value
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Impaired loans	5,903	8,640
Loans held for sale
Other real estate owned	3,533	5,596
Total assets at fair value	9,436	14,236
Total liabilities at fair value